Debt - debt secured by assets (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Debt and Other	€ 12,901	€ 15,597	€ 14,528	€ 17,971
Property, plant and equipment, pledged as security	1,637		2,214
Secured Debt Excluding FCA US
Disclosure of detailed information about borrowings [line items]
Debt and Other	€ 674		€ 834